SHARE CAPITAL AND SHAREBASED PAYMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Statement [Line Items]
Gross Proceeds On Cash Commission		$ 523,000
Net Proceeds		$ 18,497,000
Fair Value Of Stock Options Granted, Share-based Payments	$ 869,000
Restricted Share Units	1,799,000	0
Weighted Average Fair Value Per Share	$ 1.19
Share-based Payments	$ 1,155,000	$ 1,107,000
Share-based Payments	2,024,000	1,469,000
Share Capital Two [Member]
Statement [Line Items]
Gross Proceeds On Cash Commission		$ 237,000
Common Shares Issued		264,000,000
Exercise Of Warrants		264,000,000
Share-based Payments	$ 980,000	$ 364,000
Fair Value Upon Issuance Of Warrants		$ 127,000
Share Capital [Member]
Statement [Line Items]
Common Shares Issued	48,000	10,050,000	14,000,000
Exercise Of Warrants	48,000	1,030,362
Share-based Payments	$ 46,000	$ 1,911,000
Share issued for service			$ 1,075,000
Cash Commission, Percent		2.75%
Realized Loss On Exercise Of Warrants		$ 1,106,000
Common Stock, Shares Issued During Period Upon Exercise Of Rsus, Shares		1,030,362
Market Offering Under Prospectus Supplements, Amount		$ 19,020,000
Additional Share Issuance Cost	15,000	400,000
Proceeds From Excercise Of Warrants	$ 31,000	824,000
Foreign Exchange Amount		$ (19,000)
Share Capital Three [Member]
Statement [Line Items]
Common Shares Issued	982,879
Share-based Payments	$ 899,000